SUPPLEMENT TO THE

FIDELITY® MICHIGAN MUNICIPAL MONEY MARKET FUND
SPARTAN® MICHIGAN MUNICIPAL INCOME FUND

February 28, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found under the heading "Investment Limitations of Michigan Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces the similar information found under the heading "Investment Limitations of Michigan Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other form of debt instruments.

Effective January 1, 2002, the "Money Market Insurance" paragraph on page 7 is no longer applicable.

Effective April 18, 2001, Ms. Johnson serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 30.

*ABIGAIL P. JOHNSON (39), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

MIS/MIFB-01-03 December 29, 2001
1.476056.108

Effective April 18, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 30.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 30.

PAUL F. MALONEY (51) is Assistant Treasurer of Fidelity Michigan Municipal Money Market Fund and Spartan Michigan Municipal Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

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Supplement to
Fidelity's Michigan Municipal Fund's
February 28, 2001
Prospectus

Shareholder Meeting. On or about January 16, 2002, a meeting of the shareholders of Spartan® Michigan Municipal Income Fund will be held to vote on various proposals. Shareholders of record on November 19, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Michigan Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Michigan Municipal Money Market Fund on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes. Municipal securities whose interest is exempt from federal and Michigan income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces the similar information found in the first two paragraphs under the heading "Principal Investment Risks" beginning on page 10.

Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Michigan, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

MIS/MIF-01-07 December 29, 2001
1.475738.109

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Michigan Municipal Money Market Fund beginning on page 11.

Michigan Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and from Michigan personal income tax, as is consistent with the preservation of capital.

The following information replaces the information for Spartan Michigan Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 12.

Spartan Michigan Municipal Income Fund seeks a high level of current income exempt from federal income tax and Michigan personal income tax by investing primarily in investment-grade municipal bonds. The fund also seeks income exempt from certain business or corporate taxes. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes.

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SUPPLEMENT TO THE

FIDELITY® OHIO MUNICIPAL MONEY MARKET FUND
SPARTAN® OHIO MUNICIPAL INCOME FUND

February 28, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found under the heading "Investment Limitations of Fidelity Ohio Municipal Money Market Fund (the money market fund)" in the "Investment Policies and Limitations" section on page 2.

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces the similar information found under the heading "Investment Limitations of Fidelity Ohio Municipal Money Market Fund (the money market fund)" in the "Investment Policies and Limitations" section on page 2.

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other form of debt instruments.

Effective January 1, 2002, the "Money Market Insurance" paragraph on page 7 is no longer applicable.

Effective April 19, 2001, Ms. Johnson serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

*ABIGAIL P. JOHNSON (39), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

OFS/OFRB-01-03 December 29, 2001
1.475824.109

Effective April 19, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 31.

PAUL F. MALONEY (51) is Assistant Treasurer of Fidelity Ohio Municipal Money Market Fund and Spartan Ohio Municipal Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Supplement to
Fidelity's Ohio Municipal Funds
February 28, 2001
Prospectus

Shareholder Meeting. On or about January 16, 2002, a meeting of the shareholders of Spartan® Ohio Municipal Income Fund will be held to vote on various proposals. Shareholders of record on November 19, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Ohio Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Ohio Municipal Money Market Fund on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes. Municipal securities whose interest is exempt from federal and Ohio income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces the similar information found in the first two paragraphs under the heading "Principal Investment Risks" on Page 10.

Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Ohio, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

OFS/OFR-01-07 December 29, 2001
1.475823.108

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Ohio Municipal Money Market Fund beginning on page 11.

Ohio Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and from Ohio personal income tax, as is consistent with the preservation of capital.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Spartan Ohio Municipal Income Fund on page 12.

Spartan Ohio Municipal Income Fund seeks a high level of current income exempt from federal income tax and Ohio personal income tax by investing primarily in investment-grade municipal bonds. The fund also seeks income exempt from certain business or corporate taxes. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes.

SUPPLEMENT TO THE

FIDELITY® PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SPARTAN® PENNSYLVANIA MUNICIPAL INCOME FUND
February 28, 2001

STATEMENT OF ADDITIONAL INFORMATION

On September 20, 2001, the Board of Trustees of Spartan Pennsylvania Municipal Money Market Fund authorized (1) a change to the fund's name, (2) the elimination of several transaction fees and exchange limits, and (3) a reduction in investment minimums.

The name of Spartan Pennsylvania Municipal Money Market Fund has been changed to Fidelity Pennsylvania Municipal Money Market Fund.

The following information replaces the similar information found under the heading "Investment Limitations of Spartan Pennsylvania Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces the similar information found under the heading "Investment Limitations of Spartan Pennsylvania Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other form of debt instruments.

Effective January 1, 2002, the "Money Market Insurance" paragraph beginning on page 7 is no longer applicable.

PFRB-01-03 December 29, 2001
1.475741.108

Effective April 19, 2001, Ms. Johnson serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

*ABIGAIL P. JOHNSON (39), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

Effective April 19, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 31.

PAUL F. MALONEY (51) is Assistant Treasurer of Spartan Pennsylvania Municipal Money Market Fund and Spartan Pennsylvania Municipal Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 28, 2001
Prospectus

Shareholder Meeting. On or about January 16, 2002, a meeting of the shareholders of Spartan® Pennsylvania Municipal Income Fund will be held to vote on various proposals, including a proposal to eliminate a fundamental investment policy of the fund. Shareholders of record on November 19, 2001 are entitled to vote at the meeting.

The proposal to eliminate the fund's fundamental investment policy regarding being fully invested in obligations whose interest is exempt from federal income tax and Pennsylvania personal income tax will allow the fund to more clearly communicate its investment objective and investment strategies to shareholders by standardizing its investment disclosure in a manner consistent with other Fidelity funds with similar investment disciplines. This proposed change would permit the fund to invest in securities whose interest is not exempt from Pennsylvania personal income tax, including Fidelity Municipal Cash Central Fund, subject to the fund's fundamental 80% policy and will align the fund's policy with SEC requirements for state municipal funds, which are less restrictive than the fund's current fundamental policy.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

On September 20, 2001, the Board of Trustees of Spartan Pennsylvania Municipal Money Market Fund authorized (1) a change to the fund's name, (2) the elimination of several transaction fees and exchange limits, and (3) a reduction in investment minimums.

The name of Spartan Pennsylvania Municipal Money Market Fund has been changed to Fidelity Pennsylvania Municipal Money Market Fund.

All Exchange Fees, Wire Transaction Fees, Checkwriting Fees and Account Closeout Fees have been eliminated. Therefore, the following information replaces similar information found in the "Fee Table" section on page 6. All other references to these fees in the prospectus should be disregarded.

PFR-01-09 December 29, 2001
1.479534.111

Shareholder fees (paid by the investor directly)A

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed) for Spartan Pennsylvania Municipal Income onlyB	0.50%

A If a fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

B A redemption fee may be charged when you sell your shares or if your fund balance falls below the balance minimum for any reason, including solely due to declines in the fund's net asset value per share (NAV).

The following information replaces the expense example for the fund found in the "Fee Table" section on page 7.

PA Municipal Money Market	1 year	$ 51
	3 years	$ 160
	5 years	$ 280
	10 years	$ 628

Additionally, the limit of four exchanges out of the fund per calendar year has been eliminated. Currently, there is no limit on the number of exchanges out of the fund, and all references to such a limit in the prospectus should be disregarded.

The fund's minimum account balance and initial and subsequent purchase minimums have been lowered. The new minimums for the fund are as follows:

Fund Minimums
Initial Purchase	$5,000
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000

The following information replaces the third bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Spartan Pennsylvania Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan Pennsylvania Municipal Money Market Fund on page 8.

FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Pennsylvania personal income tax and invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Pennsylvania income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found in the first two paragraphs under the heading "Principal Investment Risks" on page 10.

Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Pennsylvania, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Spartan Pennsylvania Municipal Money Market Fund on page 12.

Spartan Pennsylvania Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with preservation of capital.

The following information replaces the information for Spartan Pennsylvania Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 12.

Spartan Pennsylvania Municipal Income Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics. FMR anticipates that the fund ordinarily will be fully invested in obligations whose interest is exempt from federal income tax and Pennsylvania personal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes.